Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended
	Mar. 19, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock		2,090,301
Common stock issued		35,272,626		35,272,626	31,745,242
Common stock shares outstanding		35,272,626		35,272,626	31,745,242
Recognization of license intangible asset		8,000,000
Additional Paid-In Capital [Member]
Recognization of license intangible asset		8,000,000
CoNCERT Pharmaceuticals, Inc [Member]
Option exercised in exchange for common stock	$ 8,000,000
Number of shares acquired in exchange for common stock	2,090,301
Common stock, per share	$ 3.83
Percentage of common stock holdings	6.58%
Precentage of issued and outstanding common stock diluted basis	5.93%
Common stock issued	35,272,626
Common stock shares outstanding	35,272,626
Controlling interest, description	Promet’s controlling interest was reduced from 90% to 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Additional Paid-In Capital [Member]
Recognization of license intangible asset		8,000,000